ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year	¥ 3,920,912
Balance at end of the year	1,750,619	$ 268,295	¥ 3,920,912
Reclassifications out of accumulated other comprehensive income to net loss	0		0	¥ 0
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year	163,196		123,923	12,333
Balance at end of the year	151,677	$ 23,246	163,196	123,923
Foreign currency translation adjustments
Accumulated Other Comprehensive Income
Other comprehensive (loss)/income, net of tax	(11,519)		39,273	111,590
Other comprehensive income, tax	¥ 0		¥ 0	¥ 0